Income Taxes - Components of Earnings (Loss) Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States operations	$ (118.8)	$ (387.6)	$ (126.1)
Foreign operations	617.8	282.4	1,006.2
Earnings (loss) from continuing operations before income taxes	$ 499.0	$ (105.2)	$ 880.1